PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Brazil 8.9%
B3 SA - Brasil Bolsa Balcao	3,091,686	$7,899,290
Hypera SA	1,531,063	14,082,172
MercadoLibre, Inc.*	25,091	29,649,784
NU Holdings Ltd. (Class A Stock)*	2,744,190	12,760,484
		64,391,730
China 38.5%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	2,669,887	13,043,982
Alibaba Group Holding Ltd., ADR*	146,927	16,191,355
China Tourism Group Duty Free Corp. Ltd. (Class H Stock), 144A*	454,615	13,929,650
East Money Information Co. Ltd. (Class A Stock)	6,214,070	20,828,648
Full Truck Alliance Co. Ltd., ADR*	4,015,312	32,323,262
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	826,238	10,838,328
JD.com, Inc., ADR	163,659	9,742,620
Jiumaojiu International Holdings Ltd., 144A	11,021,908	28,240,135
Kanzhun Ltd., ADR*	1,660,062	40,322,906
KE Holdings, Inc., ADR*(a)	1,275,391	23,390,671
Kweichow Moutai Co. Ltd. (Class A Stock)	39,809	10,917,509
Pinduoduo, Inc., ADR*	496,449	48,642,073
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	160,854	10,599,001
		279,010,140
Hong Kong 2.9%
Hong Kong Exchanges & Clearing Ltd.	463,803	20,860,742
India 11.9%
HDFC Bank Ltd., ADR	107,520	7,242,547
Mahindra & Mahindra Ltd.	1,266,138	21,402,250
MakeMyTrip Ltd.*	1,043,253	30,233,472
Max Healthcare Institute Ltd.*	2,051,829	11,104,568
Reliance Industries Ltd.	319,921	9,228,892
Varun Beverages Ltd.	498,732	7,004,394
		86,216,123
Indonesia 3.9%
Bank Central Asia Tbk PT	28,117,090	15,956,705
Bank Mandiri Persero Tbk PT	19,100,472	12,727,334
		28,684,039

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore 3.3%
Grab Holdings Ltd. (Class A Stock)*(a)	6,277,223	$23,790,675
South Korea 7.9%
Coupang, Inc.*	2,035,470	34,379,088
Orion Corp.*	83,097	8,411,162
Samsung SDI Co. Ltd.	26,009	14,575,501
		57,365,751
Taiwan 14.9%
ASPEED Technology, Inc.	469,254	33,231,840
eMemory Technology, Inc.	321,330	17,618,014
Taiwan Semiconductor Manufacturing Co. Ltd.	755,082	13,324,779
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	472,352	43,801,201
		107,975,834
Thailand 5.4%
Airports of Thailand PCL*	9,158,387	20,653,196
Bumrungrad Hospital PCL	2,791,456	18,397,042
		39,050,238

Total Long-Term Investments (cost $634,673,362)		707,345,272
Short-Term Investments 5.6%
Affiliated Mutual Fund 1.9%
PGIM Institutional Money Market Fund (cost $13,479,897; includes $13,385,790 of cash collateral for securities on loan)(b)(we)	13,494,684	13,491,985
Unaffiliated Fund 3.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $26,608,478)	26,608,478	26,608,478

Total Short-Term Investments (cost $40,088,375)		40,100,463

TOTAL INVESTMENTS 103.2% (cost $674,761,737)		747,445,735
Liabilities in excess of other assets (3.2)%		(22,875,221)

Net Assets 100.0%		$724,570,514

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,305,815; cash collateral of $13,385,790 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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